Borrowings (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Fixed rate:
Fixed rate, Argentine Peso	$ 25,231	$ 54,174
Fixed rate, Brazilian Reais	61,441	42,425
Fixed rate, US Dollar	1,144,774	826,282
Subtotal fixed-rate borrowings	1,231,446	922,881
Floating rate:
Floating rate, Argentine Peso		103,660
Floating rate, Brazilian Reais	111,275	120,238
Floating rate, US Dollar	391
Subtotal floating rate borrowings	111,666	223,898
Total borrowings	1,343,112	1,146,779
Uruguayan Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	1,680	5,289
Subtotal fixed-rate borrowings	1,680	5,289
Floating rate:
Floating rate, Argentine Peso		0
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar	0
Subtotal floating rate borrowings	0	0
Total borrowings	1,680	5,289
Argentine Peso [Member]
Fixed rate:
Fixed rate, Argentine Peso	25,231	54,174
Fixed rate, Brazilian Reais	0	0
Fixed rate, US Dollar	1,115,445	819,175
Subtotal fixed-rate borrowings	1,140,676	873,349
Floating rate:
Floating rate, Argentine Peso		103,660
Floating rate, Brazilian Reais	0	0
Floating rate, US Dollar	391
Subtotal floating rate borrowings	391	103,660
Total borrowings	1,141,067	977,009
Brazilian Reais [Member]
Fixed rate:
Fixed rate, Argentine Peso	0	0
Fixed rate, Brazilian Reais	61,441	42,425
Fixed rate, US Dollar	27,649	1,818
Subtotal fixed-rate borrowings	89,090	44,243
Floating rate:
Floating rate, Argentine Peso		0
Floating rate, Brazilian Reais	111,275	120,238
Floating rate, US Dollar	0
Subtotal floating rate borrowings	111,275	120,238
Total borrowings	$ 200,365	$ 164,481